Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies [Abstract]
Schedule of commitments for minimum lease payment under these operating leases
Twelve months ending December 31,	Minimum lease payment
2018	$397,118
2019	386,406
2020	17,658
Total minimum payments required	$801,182